DISPOSITION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disposition [Line Items]
Gain on disposal of subsidiaries	$ 8,253,229
Zhejiang Ruixu [Member]
Disposition [Line Items]
Gain on disposal of subsidiaries	3,358,127
Jiashan Xinlian [Member]
Disposition [Line Items]
Gain on disposal of subsidiaries	$ 4,895,102